Commitments and Contingencies - Additional Information - Teekay Nakilat (Detail) (Teekay LNG [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Vessel	Dec. 31, 2013
Teekay Nakilat Corporation [Member]
Loss Contingencies [Line Items]
Capital lease arrangement period, lessee	The Teekay Nakilat Joint Venture was the lessee under three separate 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers.
Number of vessels	3
Share of potential exposure	70.00%	70.00%
RasGas II LNG Carriers [Member] | Foreign Tax Authority [Member]
Loss Contingencies [Line Items]
Share of potential exposure	70.00%
Estimated shares of lease rental increase claim	60